CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
INCOME (LOSS)
Gain on sale of mining data (Note 3)	$ 187,500,000	$ 0
Interest income	48,323	47,691
Gain on disposition of marketable securities	0	48,360
Loss on settlement of debt (Note 11)	(16,637,379)	(70,221)
Write-down of property, plant and equipment (Note 7)	0	(556,558)
Loss on impairment of marketable securities (Note 5)	0	(13,769)
Foreign currency gain (loss)	(213,016)	51,142
Net OTHER INCOME (LOSS)	170,697,928	(493,355)
EXPENSES
Corporate general and administrative	16,715,792	4,111,563
Retention units costs	7,694,200	0
Contingent value rights	3,901,159	0
Siembra Minera Project (Note 8)	7,510,588	1,648,043
Exploration costs	83,859	320,611
Legal and accounting	1,012,768	867,965
Arbitration and settlement (Note 3)	2,435,645	2,785,817
Equipment holding costs	661,798	796,680
Interest expense (Note 11)	6,098,069	10,521,658
Total EXPENSES	46,113,878	21,052,337
Net income (loss) before income tax expense	124,584,050	(21,545,692)
Income tax expense	(35,073,174)	0
Net income (loss) for the year	$ 89,510,876	$ (21,545,692)
Net income (loss) per share, basic and diluted	$ 0.96	$ (0.26)
Weighted average common shares outstanding
Basic	93,649,587	84,456,074
Diluted	94,162,693	84,456,074